FORM N-SAR
                              SEMI-ANNUAL REPORT
                     FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:    /  /            (a)
             or fiscal year ending: 12/31/1998         (b)

Is this a transition report?  (Y/N):                                       ___

Is this an amendment to a previous filing?  (Y/N):                         ___

Those items or sub-items with a box "[ ]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.  A.  Registrant Name: First Variable Annuity Fund E

    B.  File Number:  811-4092

    C.  Telephone Number:  (630) 684-9200


2.  A.  Street: 2122 York Road, Suite 300

    B.  City: Oak Brook          C. State: IL D. Zip Code: 60523 Zip Ext: ____

    E.  Foreign County: _______________________ Foreign Postal Code: _________


3.  Is this the first filing on this form by Registrant? (Y/N)               N

4.  Is this the last filing on this form by Registrant? (Y/N)                N

5.  Is Registrant a small business investment company (SBIC)? (Y/N)          N
    [If answer is "Y" (Yes), complete only items 89 through 110.]

6.  Is Registrant a unit investment trust (UIT)?  (Y/N)                      Y
    [If answer is "Y" (Yes), complete only items 111 through 132.]

7.  A.  Is Registrant a series or multiple portfolio company? (Y/N)        ___
        [If answer is "N" (No), go to item 8.]

    B.  How many separate series or portfolios did Registrant have at
        the end of the period?                                             ___


SCREEN NUMBER: 01                PAGE NUMBER: 01

For period ending 12/31/1998            If filing more than one
File number 811-4092                    Page 47, "X" box:      [ ]


UNIT INVESTMENT TRUSTS

111. A. [ ] Depositor Name: First Variable Life Insurance Company

     B. [ ] File Number (If any): __________

     C. [ ] City: Oak Brook           State: IL Zip Code:60523 Zip Ext.:______

        [ ] Foreign Country: _________________ Foreign Postal Code:___________

111. A. [ ] Depositor Name: __________________________________________________

     B. [ ] File Number (If any): __________

     C. [ ] City: ___________________ State: __ Zip Code:_____ Zip Ext.:______

        [ ] Foreign Country: _________________ Foreign Postal Code:___________

112. A. [ ] Sponsor Name: ____________________________________________________

     B. [ ] File Number (If any): __________

     C. [ ] City: ___________________ State: __ Zip Code:_____ Zip Ext.:______

        [ ] Foreign Country: _________________ Foreign Postal Code:___________

112. A. [ ] Sponsor Name: ____________________________________________________

     B. [ ] File Number (If any): __________

     C. [ ] City: ___________________ State: __ Zip Code:_____ Zip Ext.:______

        [ ] Foreign Country: _________________ Foreign Postal Code:___________


SCREEN NUMBER: 55                PAGE NUMBER: 47

For period ending 12/31/1998            If filing more than one
File number 811-4092                    Page 48, "X" box:      [ ]


113. A. [ ] Trustee Name:_____________________________________________________

     B. [ ] City:____________________ State: __ Zip Code:_____ Zip Ext.:______

        [ ] Foreign Country: _________________ Foreign Postal Code:___________

113. A. [ ] Trustee Name:_____________________________________________________

     B. [ ] City:____________________ State: __ Zip Code:_____ Zip Ext.:______

        [ ] Foreign Country: _________________ Foreign Postal Code:___________

114. A. [ ] Principal Underwriter Name:_______________________________________

     B. [ ] File Number: 8 - _________

     C. [ ] City:____________________ State: __ Zip Code:_____ Zip Ext.:______

        [ ] Foreign Country:__________________ Foreign Postal Code:___________

114. A. [ ] Principal Underwriter Name: First Variable Capital Services, Inc.

     B. [ ] File Number: 8 - 44678

     C. [ ] City: Oak Brook           State: IL Zip Code:60523 Zip Ext.:______

        [ ] Foreign Country:__________________ Foreign Postal Code:___________

115. A. [ ] Independent Public Accountant Name:_______________________________

     B. [ ] City:____________________ State: __ Zip Code:_____ Zip Ext.:______

        [ ] Foreign Country: _________________ Foreign Postal Code:___________

115. A. [ ] Independent Public Accountant Name:_______________________________

     B. [ ] City:____________________ State: __ Zip Code:_____ Zip Ext.:______

        [ ] Foreign Country: _________________ Foreign Postal Code:___________


SCREEN NUMBER: 56                PAGE NUMBER: 48

For period ending 12/31/1998            If filing more than one
File number 811-4092                    Page 49, "X" box:      [ ]


116. Family of investment companies information:

     A. [ ] Is Registrant part of a family of investment companies? (Y/N)  ___

     B. [ ] Identify the family in 10 letters: FIRSTVARL1

            (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [ ] Is Registrant a separate account of an insurance company?
            (Y/N)                                                          ___

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B. [ ] Variable annuity contracts? (Y/N)                              ___

     C. [ ] Scheduled premium variable life contracts? (Y/N)               ___

     D. [ ] Flexible premium variable life contracts? (Y/N)                ___

     E. [ ] Other types of insurance products registered under the
            Securities Act of 1933? (Y/N)                                  ___

118. [ ] State the number of series existing at the end of the period
         that had securities registered under the Securities Act of 1933   ___

119. [ ] State the number of new series for which registration statements under the Securities Act of 1933 became effective
         during the period                                                 ___

120. [ ] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
         ($000's omitted)                                           $_________

121. [ ] State the number of series for which a current prospectus
         was in existence at the end of the period                         ___

122. [ ] State the number of existing series for which additional units were registered under the Securities Act of 1933
         during the current period                                         ___


SCREEN NUMBER: 57                PAGE NUMBER: 49

For period ending 12/31/1998            If filing more than one
File number 811-4092                    Page 50, "X" box:      [ ]


123. [ ] State the total value of the additional units considered
         in answering item 122 ($000's omitted)                      $________

124. [ ] State the total value of units of prior series that were placed in the portfolios of subsequent series during the
         current period (the value of these units is to be measured on the date they were placed in the subsequent series)
         ($000's omitted)                                            $________

125. [ ] State the total dollar amount of sales loads collected
         (before reallowances to other brokers or dealers) by
         Registrant's principal underwriter and any underwriter
         which is an affiliated person of the principal underwriter during the current period solely from the sale of units
         of all series of Registrant ($000's omitted)                $________

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
     Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
     subsequent series.) ($000's omitted)                            $________

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                   Number of     Total Assets     Total Income
                                     Series        ($000's       Distributions
                                   Investing       omitted)     ($000's omitted)
                                   ---------     ------------   ----------------

U.S. Treasury direct issue           _____       $__________       $__________

U.S. Government agency               _____       $__________       $__________

State and municipal tax-free         _____       $__________       $__________

Public utility debt                  _____       $__________       $__________

Brokers or dealers debt or debt of
brokers' or dealers' parent          _____       $__________       $__________

All other corporate intermed. &
long-term debt                       _____       $__________       $__________

All other corporate short-term debt  _____       $__________       $__________

Equity securities of brokers or
dealers or parents of brokers or
dealers                              _____       $__________       $__________

Investment company equity
securities                           _____       $   198,725       $         0

All other equity securities          _____       $__________       $__________

Other securities                     _____       $__________       $__________

Total assets of all series of
Registrant                           _____       $   198,725       $         0


SCREEN NUMBER: 58                PAGE NUMBER: 50

For period ending 12/31/1998            If filing more than one
File number 811-4092                    Page 51, "X" box:      [ ]


128. [ ] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an
         entity other than the issuer? (Y/N)                               ___

         [If answer is "N" (No), go to item 131.]

129. [ ] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the
         end of the current period? (Y/N)                                  ___

         [If answer is "N" (No), go to item 131.]

130. [ ] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in
         item 129 derived from insurance or guarantees? (Y/N)              ___

131. Total expenses incurred by all series of Registrant during
     the current reporting period ($000's omitted)                   $   2,593

132. [ ] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-_____     811-_____     811-_____     811-_____     811-_____

         811-_____     811-_____     811-_____     811-_____     811-_____

         811-_____     811-_____     811-_____     811-_____     811-_____

         811-_____     811-_____     811-_____     811-_____     811-_____

         811-_____     811-_____     811-_____     811-_____     811-_____

         811-_____     811-_____     811-_____     811-_____     811-_____

         811-_____     811-_____     811-_____     811-_____     811-_____

         811-_____     811-_____     811-_____     811-_____     811-_____

         811-_____     811-_____     811-_____     811-_____     811-_____



SCREEN NUMBER: 59                PAGE NUMBER: 51

Signature Page

This report is signed on behalf of the depositor.

City of: Oak Brook         State of: Illinois         Date: February 26, 1998

Name of Depositor: First Variable Life Insurance Company



By: /s/ Christopher S. Harden         Witness: /s/ Arnold R. Bergman
    -----------------------------              --------------------------
        Christopher S. Harden                      Arnold R. Bergman
        Vice President & Treasurer                 Secretary